Net finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Schedule of net finance costs

	2021	2020
	$	$
Finance income
Interest on advances to third parties and interest income	(2,859)	(5,427)

Finance costs
Interest on loans and borrowings (excluding lease liabilities)	16,380	42,024
Interest expense on lease liabilities	382	384
Other interest expense	117	251
Change in redemption amount of liability-classified Class A common shares	—	73,429
Change in redemption amount of subsidiary’s preferred shares	—	3,009
Interest on unsecured debentures	—	15,503
Loss on debt modification or early repayment	—	24,491
	16,879	159,091

Net finance costs	14,020	153,664